Borrowings	3 Months Ended
Mar. 31, 2024
Borrowings
Borrowings

10. Borrowings

	March 31,	December 31,
	2024	2023
	€1,000	€1,000
Innovation credit	2,899	2,899
Accrued interest on innovation credit	1,466	1,393

Total borrowings	4,365	4,292
Current portion	(4,365)	—
Total non-current borrowings	—	4,292

On December 10, 2018 ProQR was awarded an Innovation credit for the sepofarsen program. Amounts were drawn under this facility from 2018 through 2022. The credit of € 3,907,000 was used to conduct the Phase 2/3 clinical study and efforts to obtain regulatory and ethical market approval (New Drug Applications (“NDA”)/ Marketing Authorization Applications (“MAA”)) of sepofarsen for LCA10. In 2023, ProQR made a partial repayment of the principal, amounting to € 1,008,000. The remaining amount payable of € 2,899,000 and accrued interest is recognized under current borrowings at March 31, 2024 and non-current borrowings at December 31, 2023.

In December 2023, ProQR received a conditional waiver of the balance of the Innovation credit including accrued interest. Consequently, the repayment of the total loan of € 4,365,000, including interest, will be waived if conditions are met, which will be reviewed annually.

In September 2022, ProQR extinguished its debt with Pontifax and Kreos by repaying all outstanding principal amounts. Pontifax’ and Kreos’ warrants remain in place until their five-year economic life expires in 2025 and 2026. These warrants are accounted for as embedded derivatives and were recognized separately from the host contract as derivative financial liabilities at fair value through profit or loss.